Schedule of Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
At beginning of the period	¥ (315,785)	¥ (335,374)	¥ (335,841)
Reversal/(additional) of provisions	(25,908)	19,589	467
At the end of the period	¥ (341,693)	¥ (315,785)	¥ (335,374)